CONSOLIDATED CASH FLOW STATEMENT - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
ifrs Statement [Line Items]
Profit before tax	£ 3,117	£ 2,731	£ 2,894
Adjustments for:
Change in operating assets	(19,056)	(531)	(14,961)
Change in operating liabilities	19,461	(3,513)	(769)
Non-cash and other items	1,204	3,462	8,520
Tax paid	(527)	(661)	(367)
Net cash (used in) provided by operating activities	4,199	1,488	(4,683)
Cash flows from investing activities
Purchase of financial assets	(6,050)	(6,015)	(1,847)
Proceeds from sale and maturity of financial assets	14,856	13,399	5,276
Purchase of fixed assets	(1,807)	(1,695)	(1,960)
Proceeds from sale of fixed assets	643	681	763
Acquisition of businesses, net of cash acquired	(37)	(14)	(1,909)
Disposal of businesses, net of cash disposed	1	103	26
Net cash (used in) provided by investing activities	7,606	6,459	349
Cash flows from financing activities
Dividends paid to ordinary shareholders	(1,475)	(716)	(1,568)
Distributions on other equity instruments	(205)	(206)	(209)
Dividends paid to non-controlling interests	(26)	(51)
Interest paid on subordinated liabilities	(780)	(495)	(780)
Proceeds from issue of subordinated liabilities	1,729
Proceeds from issue of ordinary shares	85	14
Share buy back	(470)
Repayment of subordinated liabilities	(1,612)	(372)	(636)
Changes in non-controlling interests.		3	(3)
Net cash used in financing activities	(2,754)	(1,823)	(3,196)
Effects of exchange rate changes on cash and cash equivalents	1
Change in cash and cash equivalents	9,052	6,124	(7,530)
Cash and cash equivalents at beginning of period	58,708	54,858	62,388
Cash and cash equivalents at end of period	67,760	58,708	£ 54,858
Decrease Due To Changes In Accounting Policy Required By IFRSs
Cash flows from financing activities
Cash and cash equivalents at beginning of period	£ (2,274)
Cash and cash equivalents at end of period		£ (2,274)